Consolidated balance sheets - CHF (SFr) SFr in Millions		Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and due from banks		SFr 100,047	SFr 109,815
of which reported at fair value		115	212
Interest-bearing deposits with banks		1,142	726
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		117,095	115,346
of which reported at fair value		81,818	77,498
Securities received as collateral, at fair value		41,696	38,074
of which encumbered		25,711	23,632
Trading assets, at fair value		132,203	156,334
of which encumbered		32,452	49,237
Investment securities		2,911	2,191
of which reported at fair value		2,911	2,191
Other investments		4,890	5,964
of which reported at fair value		2,434	3,506
Net loans		287,581	279,149
of which reported at fair value		14,873	15,307
of which encumbered		230	186
Allowance for loan losses		(902)	(882)
Premises and equipment		4,838	4,686
Goodwill		4,766	4,742
Other intangible assets		219	223
of which reported at fair value		163	158
Brokerage receivables		38,907	46,968
Other assets		32,621	32,071
of which reported at fair value		7,263	9,018
of which encumbered		279	134
Total assets		768,916	796,289
Liabilities and equity
Due to banks		15,220	15,413
of which reported at fair value		406	197
Customer deposits		363,925	361,162
of which reported at fair value		3,292	3,511
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		24,623	26,496
of which reported at fair value		14,828	15,262
Obligation to return securities received as collateral, at fair value		41,696	38,074
Trading liabilities, at fair value		42,169	39,119
Short-term borrowings		21,926	25,889
of which reported at fair value		8,068	11,019
Long-term debt		154,308	173,032
of which reported at fair value		63,935	63,628
Brokerage payables		30,923	43,303
Other liabilities		30,107	31,612
of which reported at fair value		9,001	8,624
Total liabilities		724,897	754,100
Common shares		102	102
Additional paid-in capital		34,889	35,668
Retained earnings		26,973	24,973
Treasury shares, at cost		(61)	(103)
Accumulated other comprehensive income/(loss)		(17,981)	(18,738)
Total shareholders' equity		43,922	41,902
Noncontrolling interests		97	287
Total equity		44,019	42,189
Total liabilities and equity		SFr 768,916	SFr 796,289
Additional share information
Par value (in CHF per share)		SFr 0.04	SFr 0.04
Authorized shares (in shares)	[1]	3,271,129,950	3,271,129,950
Issued shares (in shares)		2,556,011,720	2,556,011,720
Treasury shares (in shares)		5,427,691	5,757,666
Common shares outstanding (in shares)		2,550,584,029	2,550,254,054
Consolidated VIEs
Assets
Cash and due from banks		SFr 173	SFr 232
Trading assets, at fair value		1,616	1,348
Investment securities		1,432	381
Other investments		1,505	1,833
Net loans		387	267
Premises and equipment		39	151
Other assets		2,010	2,398
Liabilities and equity
Trading liabilities, at fair value		3	3
Short-term borrowings		5,465	6,672
Long-term debt		1,764	863
Other liabilities		277	441
Bank
Assets
Cash and due from banks		99,314	109,510
of which reported at fair value		115	212
Interest-bearing deposits with banks		1,074	721
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		117,095	115,346
of which reported at fair value		81,818	77,498
Securities received as collateral, at fair value		41,696	38,074
of which encumbered		25,711	23,632
Trading assets, at fair value		132,427	156,774
of which encumbered		32,452	49,237
Investment securities		2,909	2,189
of which reported at fair value		2,909	2,189
Other investments		4,824	5,893
of which reported at fair value		2,430	3,497
Net loans		292,875	283,237
of which reported at fair value		14,873	15,307
of which encumbered		230	186
Allowance for loan losses		(901)	(881)
Premises and equipment		4,530	4,445
Goodwill		4,056	4,036
Other intangible assets		219	223
of which reported at fair value		163	158
Brokerage receivables		38,907	46,968
Other assets		32,143	30,956
of which reported at fair value		7,263	9,018
of which encumbered		279	134
Total assets		772,069	798,372
Liabilities and equity
Due to banks		15,220	15,411
of which reported at fair value		406	197
Customer deposits		365,263	362,303
of which reported at fair value		3,292	3,511
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		24,623	26,496
of which reported at fair value		14,828	15,262
Obligation to return securities received as collateral, at fair value		41,696	38,074
Trading liabilities, at fair value		42,171	39,132
Short-term borrowings		22,419	26,378
of which reported at fair value		8,068	11,019
Long-term debt		153,433	172,042
of which reported at fair value		63,027	62,622
Brokerage payables		30,923	43,303
Other liabilities		30,327	31,683
of which reported at fair value		8,983	8,590
Total liabilities		726,075	754,822
Common shares		4,400	4,400
Additional paid-in capital		45,557	45,718
Retained earnings		10,179	8,484
Accumulated other comprehensive income/(loss)		(14,840)	(15,932)
Total shareholders' equity		45,296	42,670
Noncontrolling interests		698	880
Total equity		45,994	43,550
Total liabilities and equity		SFr 772,069	SFr 798,372
Additional share information
Par value (in CHF per share)	[2]	SFr 1.00	SFr 1.00
Issued shares (in shares)	[2]	4,399,680,200	4,399,680,200
Common shares outstanding (in shares)	[2]	4,399,680,200	4,399,680,200
Bank | Consolidated VIEs
Assets
Cash and due from banks		SFr 173	SFr 232
Trading assets, at fair value		1,616	1,348
Investment securities		1,432	381
Other investments		1,505	1,833
Net loans		387	267
Premises and equipment		18	128
Other assets		2,009	2,396
Liabilities and equity
Trading liabilities, at fair value		3	3
Short-term borrowings		5,465	6,672
Long-term debt		1,764	863
Other liabilities		SFr 277	SFr 441

[1]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[2]	The Bank's total share capital is fully paid and consists of 4'399'680'200 registered shares as of December 31, 2018. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.